Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2012
Retail | Fidelity Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity Emerging Markets Discovery fund found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 774
5 years	$ 1,449
10 years	$ 3,254

The following information replaces similar information for Fidelity Total Emerging Markets Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

1 year	$ 143
3 years	$ 482
5 years	$ 849
10 years	$ 1,881